NEOS Enhanced Income Credit Select ETF

HYBI

(a series NEOS ETF Trust)

Supplement dated September 20, 2024, to the Prospectus and

Statement of Additional Information (“SAI”) dated July 22, 2024.

Effective September 17, 2024, “HYBI” replaced “HYGY” as the ticker symbol of NEOS Enhanced Income Credit Select ETF (the “Fund”). Accordingly, all references to “HYGY” in the Fund’s Prospectus and Statement of Additional Information are removed and replaced with “HYBI”.

Additionally, effective September 20, 2024, the Fund’s listing exchange will be The Nasdaq Stock Market LLC. Accordingly, all references to “Cboe BZX Exchange, Inc.” as the listing exchange in the Fund’s Prospectus and Statement of Additional Information are removed and replaced with “The Nasdaq Stock Market LLC.”

This Supplement and the Prospectus and Statement of Additional Information dated July 22, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (833) 833-1311.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE